Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 20,753	$ 7,120,355	$ (5,674,925)	$ 1,466,183
Balance, shares at Dec. 31, 2018	20,881,603
Common stock issued in connection with acquiring mineral properties and interests (Note 7)	$ 5,500	2,194,500		2,200,000
Common stock issued in connection with acquiring mineral properties and interests (Note 7), shares	5,500,000
Common stock issued in connection with settlement of consulting contract (Note 14)	$ 250	99,750		100,000
Common stock issued in connection with settlement of consulting contract (Note 14), shares	250,000
Common stock released in settlement of redeemable stock	$ 130	51,870		52,000
Net loss			(3,776,293)	(3,776,293)
Balance at Dec. 31, 2019	$ 26,633	9,466,475	(9,451,218)	41,890
Balance, Shares at Dec. 31, 2019	26,631,603
Common stock issued for cash at $1.00 per share	$ 200	199,800		200,000
Common stock issued for cash at $1.00 per share, shares	200,000
Net loss			(1,840,593)	(1,840,593)
Balance at Dec. 31, 2020	$ 26,833	$ 9,666,275	$ (11,291,811)	$ (1,598,703)
Balance, Shares at Dec. 31, 2020	26,831,603